Registration Nos. 811-7921
                                                                       333-16033

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /x/

     Pre-Effective Amendment No.
                                 -------------

     Post-Effective Amendment No.      7
                                 -------------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /x/

     Amendment No.       9
                   -------------

                        (Check appropriate box or boxes)

                             THE BJURMAN,BARRY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    10100 Santa Monica Boulevard, Suite 1200
                       Los Angeles, California 90067-4103
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (310) 553-6577

                         G. Andrew Bjurman, Co-President
                       O. Thomas Barry, III, Co-President
                            The Bjurman, Barry Funds
                    10100 Santa Monica Boulevard, Suite 1200
                       Los Angeles, California 90067-4103
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 Tina D. Hosking
                         Integrated Fund Services, Inc.
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202

                                 Dhiya El-Saden
                           Gibson, Dunn & Crutcher LLP
                             333 South Grand Avenue
                       Los Angeles, California 90071-3197

It is proposed that this filing will become effective:

/x/  immediately upon filing pursuant to Rule 485(b)
/ /  on August 1, 2002 pursuant to Rule 485(b)
/ /  75 days after filing pursuant to Rule 485(a)
/ /  on (date)pursuant to Rule 485(a)

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                            THE BJURMAN, BARRY FUNDS

                       [BJURMAN, BARRY LOGO APPEARS HERE]

                             BJURMAN, BARRY ALL CAP

                                   GROWTH FUND


                            BJURMAN, BARRY MICRO-CAP

                                   GROWTH FUND

                                   PROSPECTUS

                                 AUGUST 1, 2002


                         VISIT THE BJURMAN, BARRY FUNDS'

                              INTERNET WEB SITE AT:

                              WWW.BJURMANBARRY.COM


  These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

July 30, 2002

                            THE BJURMAN, BARRY FUNDS

                    10100 SANTA MONICA BOULEVARD, SUITE 1200
                       LOS ANGELES, CALIFORNIA 90067-4103
                                 (800) 227-7264

PROSPECTUS                                                        August 1, 2002
--------------------------------------------------------------------------------


The Bjurman, Barry Funds, referred to as the Trust, is an open-end, management investment company that currently offers two separate series of shares to investors, the All Cap Growth Fund and the Micro-Cap Growth Fund, commonly known as mutual funds. Bjurman, Barry & Associates, referred to as the Adviser, serves as the investment adviser to the All Cap Growth Fund and the Micro-Cap Growth Fund, referred to individually as a Fund and collectively as the Funds.

BJURMAN, BARRY ALL CAP GROWTH FUND is a NO-LOAD fund that seeks capital appreciation through investments in the common stocks of small, mid- and large capitalization companies with market capitalizations generally in excess of $300 million at the time of investment. The Adviser's unique equity selection process seeks to identify fast growing companies that are undervalued.

BJURMAN, BARRY MICRO-CAP GROWTH FUND is a NO-LOAD fund that seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment. The Adviser's unique equity selection process seeks to identify fast growing companies that are undervalued.


This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                            PAGE
                                                                            ----
Risk/Return Summary ..........................................................
Performance Summary ..........................................................
Expense Summary ..............................................................
Investment Objectives ........................................................
Investment Policies and Strategies ...........................................
Investment Selection Process .................................................
Risk Factors .................................................................
Management of the Trust ......................................................
The Distribution Plan ........................................................
How to Purchase Shares .......................................................
How to Redeem Shares .........................................................
Exchange Privilege ...........................................................
Shareholder Services .........................................................
Net Asset Value ..............................................................
Dividends and Taxes ..........................................................
Financial Highlights .........................................................

                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?


BJURMAN,   BARRY  ALL  CAP  GROWTH  FUND  seeks  capital   appreciation  through
investments in the common stocks of small, mid- and large capitalization companies with market capitalizations generally in excess of $300 million at the time of investment.

BJURMAN, BARRY MICRO-CAP GROWTH FUND seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.


WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?


BJURMAN, BARRY ALL CAP GROWTH FUND will invest, under normal circumstances, at least 80% of its total assets in the common stocks of U.S. companies whose total market capitalization at the time of purchase is in excess of $300 million, referred to as All Cap Companies, and which, in the opinion of the Adviser, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

BJURMAN, BARRY MICRO-CAP GROWTH FUND will invest, under normal market conditions, at least 80% of its total assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $300 million, referred to as Micro-Cap Companies, and which, in the opinion of the Adviser, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.


The Adviser screens the All Cap Company and Micro-Cap Company universes, using five quantitative factors: (1) earnings growth, (2) earnings strength - those companies that are expected to have the greatest increase in next year's earnings, (3) earnings revision, (4) price/earnings to growth ratio, and (5) cash flow to price. The Adviser then focuses on what it believes are the most promising industries and seeks to identify profitable companies with capable management teams, above average reinvestment rates, strong industry positions and productive research and development efforts.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

INVESTMENT RISKS COMMON TO BOTH FUNDS

Each Fund invests in securities that will fluctuate in value, and therefore you should expect each Fund's net asset value per share to fluctuate. Values of common stocks can fluctuate widely in response both to factors that are specific to the company issuing the stock and to general economic and market conditions. Growth stocks can be even more volatile than other equity investments. There is a risk that you could lose money by investing in the Funds.

Each Fund is a diversified mutual fund. However, because each Fund's portfolio may contain the common stock of a limited number of companies, the Funds may be more sensitive to changes in the market value of a single issue or industry in their individual portfolios and therefore may present a greater risk than is usually associated with a more widely diversified mutual fund.


BJURMAN, BARRY ALL CAP GROWTH FUND


The All Cap Growth Fund will invest a portion of its assets in the common stocks of small and mid-capitalization companies within the Fund's target market capitalization, which involves special risks and considerations not typically associated with investing in the common stocks of larger companies. The stocks of small and mid-cap companies are less liquid and may experience more market price volatility than the stocks of larger companies, and are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies.


BJURMAN, BARRY MICRO-CAP GROWTH FUND


The Micro-Cap Growth Fund will invest a portion of its assets in the common stocks of smaller companies within the Fund's target market capitalization, which involves special risks and considerations not typically associated with investing in the common stocks of larger companies. The stocks of smaller companies are less liquid and may experience more market price volatility than the stocks of larger companies, and are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies.

                               PERFORMANCE SUMMARY


The bar chart and performance table shown below provide an indication of the risks of investing in the BJURMAN, BARRY MICRO-CAP GROWTH FUND. The bar chart shows the average annual return of the Micro-Cap Growth Fund for 1998, 1999, 2000 and 2001 the first four full calendar years the Fund was operational, together with the Fund's best and worst quarters during that period. The accompanying table shows the Micro-Cap Growth Fund's average annual total returns for the one-year and three-year periods ended December 31, 2001 and since its inception and compares those returns to those of a broad-based securities market index. Keep in mind that each Fund's past performance does not indicate how it will perform in the future.

11.89%          53.26%          45.62%          19.56%
[bar chart]
1998            1999            2000            2001


During the period shown in the bar chart, the highest return for a quarter was 37.91% during the quarter ended December 31, 1999 and the lowest return for a quarter was -23.47% during the quarter ended September 30, 1998.


The Bjurman, Barry Micro-Cap Growth Fund's year-to-date return as of June 30, 2002 is -1.71%.

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table below. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001

                                           1 Year    3 Years    Since Inception*
Bjurman, Barry Micro-Cap Growth Fund
   Return Before Taxes                     19.56%     38.70%         36.94%
   Return After Taxes on Distribution      19.56%     37.42%         36.14%
   Return After Taxes on Distributions
   And Sale of Fund Shares                 12.01%     31.93%         31.96%
Russell 2000 Growth Index**                -9.23%      0.25%          5.44%

*    The Bjurman,  Barry Micro-Cap Growth Fund commended operations on March 31,
     1997.

** The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index - an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The BJURMAN, BARRY ALL CAP GROWTH FUND is not permitted to report performance information in this section because it has not completed one full calendar year of operation.

                                 EXPENSE SUMMARY

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)
  Maximum Sales Load Imposed on Purchases                                None
  Maximum Deferred Sales Load                                            None
  Maximum Sales Load Imposed on Reinvested Dividends                     None
  Redemption Fee                                                         None
  Exchange Fee                                                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
                                                     All Cap          Micro-Cap
                                                   Growth Fund       Growth Fund
                                                   -----------       -----------

Advisory Fees (1)                                        1.00%             1.00%
Distribution (12b-1) Fees                                0.25%             0.25%
Other Expenses                                           1.75%(2)          0.55%
                                                                           ----
Total Annual Fund Operating Expenses (1)                 3.00%             1.80%
                                                         ====              ====

(1) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fee and to reimburse certain expenses of the Funds necessary to limit total operating expenses to 2.00% of the All Cap Growth Fund's average net assets and to 1.80% of the Micro-Cap Growth Fund's average net assets. During the fiscal year ended March 31, 2002, the Advisor waived fees in the amount of 1.01% with respect to the All Cap Growth Fund. The Adviser reserves the right to terminate these waivers or any reimbursements at any time in the Adviser's sole discretion. Any fees waived or expense reimbursements are subject to repayment by the Funds to the Adviser within the following 3 years, subject to the approval of the Board of Trustees.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    All Cap      Micro-Cap
                                  Growth Fund   Growth Fund
                                  -----------   -----------
                       1 Year       $    304     $    183
                       3 Years           930          566
                       5 Years         1,582          975
                       10 Years        3,327        2,116

                              INVESTMENT OBJECTIVES


BJURMAN,   BARRY  ALL  CAP  GROWTH  FUND  seeks  capital   appreciation  through
investments in the common stocks of small, mid- and large capitalization companies with market capitalizations generally in excess of $300 million at the time of investment.

BJURMAN, BARRY MICRO-CAP GROWTH FUND seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.


The Adviser employs a growth-oriented approach to equity investment management and seeks to outperform market averages over a complete market cycle by investing in companies that the Adviser believes have above average earnings prospects.

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the applicable Fund. The Funds' investment policies and strategies described below are not fundamental and may be changed without shareholder approval.

                       INVESTMENT POLICIES AND STRATEGIES

ALL CAP GROWTH FUND


Under normal circumstances, the All Cap Growth Fund will invest at least 80% of its total assets in the common stocks of U.S. companies whose total market capitalization at the time of purchase is in excess of $300 million, referred to as All Cap Companies, and which, in the opinion of the Adviser, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.


The Adviser expects that the All Cap Growth Fund's portfolio generally will be fully invested in the common stocks of All Cap Companies at all times, with only minimal holdings in short-term investments.

MICRO-CAP GROWTH FUND


Under normal circumstances, the Micro-Cap Growth Fund intends to invest at least 80% of its total assets in the common stocks of U.S. companies whose total market capitalization at the time of purchase generally is between $30 million and $300 million, referred to as Micro-Cap Companies, and which, in the opinion of the Adviser, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.


The Adviser expects that the Micro-Cap Growth Fund's portfolio generally will be fully invested in the common stocks of Micro-Cap Companies at all times, with only minimal holdings in short-term investments.

The Adviser believes that a micro-cap fund is best managed when the fund size is limited. Consequently, the Bjurman, Barry Micro-Cap Growth Fund will close to new investors when its assets reach approximately $400 million. The Adviser, at its sole discretion, may reopen and close the Fund at any time.


INVESTMENT POLICIES AND STRATEGIES COMMON TO BOTH FUNDS.

The Funds may purchase initial public offerings of unseasoned issuers if the Adviser has determined through its quantitative analysis that each company fits its criteria.

The Funds may invest without limitation in short-term U.S. government obligations, money market instruments and repurchase agreements, pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Adviser determines that market conditions warrant. The Funds may also purchase bank obligations such as certificates of deposit, bankers' acceptances, and interest-bearing savings and time deposits issued by U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations will have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations. Unrated instruments purchased by a Fund will be of comparable quality as determined by the Adviser. When a Fund invests in such securities, other than common stocks, as a temporary defensive measure, it may not achieve its investment objective.

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Portfolio turnover generally involves some expense to the Funds and a portfolio turnover in excess of 100% is generally considered high and increases a Fund's transaction costs, including brokerage commissions. In addition, high portfolio turnover may result in increased short-term capital gains which, when distributed to shareholders, are treated as ordinary income and may lower portfolio performance. Although each Fund's annual portfolio turnover rate cannot be accurately predicted, it is expected that it will generally exceed 200%.

                          INVESTMENT SELECTION PROCESS

The Adviser's unique equity selection process seeks to identify undervalued companies with superior earnings growth characteristics. The selection process starts by screening a universe of approximately 2,500 All Cap Companies for the All Cap Fund and a universe of approximately 1,900 Micro-Cap Companies for the Micro-Cap Fund using 5 quantitative factors which emphasize both growth and value attributes. The screening factors include (1) earnings growth, (2)
earnings strength, (3) earnings revision, (4) price/earnings to growth ratio, and (5) cash flow to price. Earnings strength describes those companies that are expected to have the greatest increase in next year's earnings over the prior year's earnings. Earnings revision measures and then describes the time-weighted change of analysts' expectations and estimates of earnings of an individual company. The next step is a top-down economic analysis designed to identify what the Adviser believes are the most promising industries over the next 12 to 18 months.

Stocks are ranked according to the above 5 criteria to identify approximately 100 to 200 All Cap Companies and approximately 100 to 190 Micro-Cap Companies that the Adviser believes offer the best growth prospects and are selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research. Generally, the Adviser attempts to identify profitable All Cap and Micro-Cap Companies with capable management teams, above average reinvestment rates, strong industry positions, and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively, of each Fund's total assets.

The Adviser's Investment Policy Committee reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that has declined 15% from its cost or from its recent high is reexamined as a potential sale candidate. Additionally, securities of All Cap and Micro-Cap Companies which in the Adviser's opinion are overvalued or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.

                                  RISK FACTORS

INVESTMENT RISKS COMMON TO BOTH FUNDS

MARKET RISK. Every investment carries some market risk. In addition to the risks described below, investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidity, and fluctuations due to a company's earnings, or economic conditions, or a decline in the market generally. In addition, an investment in the Funds is subject to the inherent risk that the market prices of a Fund's investments will not correlate to the Adviser's estimation of fundamental securities values or market trends, and to other factors beyond the control of the Adviser. Accordingly, the value of an investment in a Fund will fluctuate over time. An investment in either Fund should be part of an overall investment strategy. Before investing, please consider the following special risks in determining the appropriateness of an investment in the Funds. The Adviser cannot give any assurance that its investment strategy will succeed.

IPO RISK. The Funds may invest in initial public offerings, or IPOs. The risks associated with IPOs include short earnings history, competitive conditions and reliance on a limited number of product lines and financial resources. There is also no guarantee that the Funds will continue to have access to the types of IPOs that have previously contributed to their performance or that any IPO will perform as well as previous IPOs.

DIVERSIFICATION. Diversifying a mutual fund's portfolio can reduce the inherent risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified mutual funds may be more sensitive to changes in the market value of a single issuer or industry. The Funds may present greater risk than is usually associated with more widely diversified mutual funds because the All Cap Growth Fund may invest in as few as 50-80 issuers and the Micro-Cap Growth Fund may invest in as few as 50-120 issuers. Therefore, the Funds may not be appropriate as your sole investment and should not be considered a balanced or complete investment program. The Funds cannot guarantee that they will achieve their objectives.


BJURMAN, BARRY ALL CAP GROWTH FUND


Investing in small companies can be riskier than other investments. A company may have a small capitalization because it is new or has recently gone public, or because it operates in a new industry or regional market. Small companies may have more limited product lines, markets, and financial resources, making them more susceptible to economic or market setbacks. A portion of the securities in which the Fund invests are traded in the over-the-counter markets or on a regional securities exchange, and may be more thinly traded and volatile than the securities of larger companies. Analysts and other investors typically follow small companies less actively, and information about these companies is not always readily available. For these and other reasons, the prices of small capitalization securities may fluctuate more significantly than the securities of larger companies in response to news about the company, the markets or the economy. As a result, the price of the Fund's shares may exhibit a higher degree of volatility than the market averages. If a stock is particularly volatile, there is a greater possibility that the Fund will lose money on that stock.

Investment returns from stocks of mid-capitalization companies in which the Fund invests may, over long periods of time, tend to fall below those of small capitalization companies, but exceed those from large capitalization companies. The volatility of mid-capitalization company returns is greater than that for the large capitalization issues. These characteristics result in part from the ability of mid-capitalization companies to react to changes in the business environment at a faster rate than larger companies.


BJURMAN, BARRY MICRO-CAP GROWTH FUND


The Fund invests in Micro-Cap Companies, which are typically relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where the Adviser believes that the opportunity for rapid growth is above average. It should be noted, however, that Micro-Cap Companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. Micro-Cap Companies may present greater opportunities for capital appreciation but also may involve greater risk than larger, mature issuers. Since Micro-Cap Companies are generally not as well-known to investors and have less investor following than larger companies, they may provide opportunities for greater gains as a result of inefficiencies in the marketplace. Micro-Cap Companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Therefore, purchases and sales of such securities may have a greater impact on their market prices than is generally the case with the securities of larger companies. In addition, the securities of Micro-Cap Companies are frequently traded over-the-counter or on a regional exchange, and the frequency and volume of their trading is generally substantially less than is typical of larger companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Micro-Cap Companies may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, Micro-Cap Companies may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger issuers. Micro-Cap Companies' stocks may exhibit volatile characteristics and may decline in price as large company stocks rise, or rise in price as large company stocks decline. An investment in shares of the Fund may be more volatile than the shares of a fund that invests in larger capitalization stocks. By maintaining a diversified portfolio, the Adviser will attempt to reduce this volatility. The Fund is, however, designed for long-term investors who seek capital appreciation and are comfortable with the risks described here.

                             MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES

The Trust has a Board of Trustees that establishes the Funds' policies and supervises and reviews the management of the Funds. The day-to-day operations of the Funds are administered by the officers of the Trust and by the Adviser pursuant to the terms of Investment Advisory Agreements with the Funds. The Trustees review, among other things, the various services provided by the Adviser to ensure that the Funds' general investment policies and programs are followed and that administrative services are provided to the Funds in a satisfactory manner.

THE INVESTMENT ADVISER


Bjurman, Barry & Associates serves as the Funds' investment adviser and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser has been engaged in the investment management business since 1970, and provides investment advisory services to individuals and institutional clients. In addition, the Adviser has acted as sub-adviser to two mutual funds: Voyageur Aggressive Growth Stock Fund from May 1994 until April 1995 and Mitchell Hutchins/KP Small Cap Equity Fund from November 1994 until April 1996. The principal business address of the Adviser is 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103. The Adviser makes the investment decisions concerning the assets of the Funds and reviews, supervises and administers the Funds' investments, subject to the supervision of, and policies established by, the Trustees of the Trust.


For providing investment advisory services, each Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the applicable Fund. From time to time, the Adviser may voluntarily waive all or a portion of its investment advisory fee and/or absorb certain expenses of the Funds without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the applicable Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. Currently, the Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the All Cap Growth Fund, to the extent necessary in order to limit net operating expenses - including the investment advisory fee
- to an annual rate of not more than 2.00% of the All Cap Growth Fund's average daily net assets. As of the date of this Prospectus, due to the size of the Micro-Cap Fund, it is not necessary for the Adviser to waive fees or reimburse expenses in order to maintain the Fund's expense ratio at 1.80%. However, should fee waivers and/or expense reimbursements become necessary in the future in order to limit operating expenses to 1.80% of the Micro-Cap Growth Fund's average daily net assets, the Adviser voluntarily agrees to do so. The Adviser reserves the right to terminate its voluntary fee waivers and seek reimbursement for amounts it has previously waived at any time in its sole discretion.

PORTFOLIO MANAGEMENT

Investment decisions for the Funds are made by the Investment Policy Committee of the Adviser. Management of the Funds is done on a team basis, with O. Thomas Barry, III, CFA, CIC, as the lead manager. Mr. Barry, Chief Investment Officer and Senior Executive Vice President of the Adviser, joined the firm in 1978 after serving as Senior Investment Officer at Security Pacific National Bank. He holds a BA in Economics and an MBA in Corporate Finance and Accounting and has over 30 years of investment experience.

THE UNDERWRITER

IFS Fund Distributors, Inc., referred to as the Underwriter, serves as principal underwriter for the Trust and, as such, is the exclusive agent for the distribution of shares of the Funds. The Underwriter is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

THE ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Integrated Fund Services, Inc., referred to as the Transfer Agent, serves as administrator, accounting services agent and transfer agent to the Funds. The Transfer Agent is an affiliate of the Underwriter by reason of common ownership.

                              THE DISTRIBUTION PLAN

The Board of Trustees of the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, referred to as the 1940 Act. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others in an amount up to a maximum 0.25% of its average daily net assets for expenses incurred in connection with the sale and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO PURCHASE SHARES

PURCHASES BY MAIL


You may purchase shares of the Funds initially by completing the application accompanying this Prospectus and mailing it together with a check payable to the Bjurman, Barry Funds or to the applicable Fund to Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. If this is an initial purchase, please send a minimum of $5,000 or $2,000 for IRA and SEP accounts.


PURCHASES BY WIRE TRANSFER


You may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (nationwide call toll-free 800-227-7264) for instructions. You should be prepared to provide a completed, signed account application by mail or facsimile. Your investment will be made at the net asset value or NAV next determined after your wire is received together with the account information indicated above. If the Funds do not receive timely and complete account information (prior to the close of the regular session of trading on the New York Stock Exchange, generally 4:00 p.m., Eastern time), there may be a delay in the investment of your money and any accrual of dividends.


PURCHASES THROUGH BROKER-DEALERS

The Funds may accept telephone orders only from brokers, financial institutions or service organizations that have been previously approved by the Funds. It is the responsibility of these brokers, financial institutions or service organizations to promptly forward such purchase orders and payments to the Funds. Such brokers, financial institutions, service organizations, banks and bank trust departments, may charge you a transaction fee or other fee for their respective services at the time of purchase. In addition, the Funds or the Adviser may pay a service or distribution fee to such financial intermediaries.

Wire orders for shares of the Funds received by dealers prior to the close of the regular session of trading on the New York Stock Exchange, or NYSE, generally 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time, on the same day, are confirmed at that day's NAV. Orders received by dealers after the close of the regular session of trading on the NYSE, are confirmed at the NAV next determined on the following business day. It is the dealer's obligation to place the order with the Transfer Agent before 5:00 p.m., Eastern time.


PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization" (e.g., a mutual fund supermarket), which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Trust has authorized certain processing organizations to receive purchase and sales orders on the Trust's behalf. Before investing in a Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

     When shares are purchased this way, there may be various differences. The processing organization may:

o    Charge a fee for its services;
o    Act as the shareholder of record of the shares;
o    Set different minimum initial and additional investment requirements;
o    Impose other charges and restrictions; or
o Designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     The Trust considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

     Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Trust. Certain processing organizations may receive compensation from the Trust, the Adviser or their affiliates.


PURCHASES WITH SECURITIES

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Adviser.

SUBSEQUENT INVESTMENTS


Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. When making additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to the Bjurman, Barry Funds or to the applicable Fund and mailed to Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. While there is no minimum amount required for subsequent investments, the Funds reserve the right to impose such requirement. All purchases are made at the applicable NAV next determined after receipt of a purchase order by the Funds. If a broker-dealer received concessions for selling shares of the Funds to a current shareholder, that broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.


GENERAL

Shares of the Funds are sold on a continuous basis at the NAV next determined after receipt of a purchase order by a Fund. Purchase orders received by the Transfer Agent prior to the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are confirmed at that day's NAV. Purchase orders received by the Transfer Agent after the close of the regular session of trading on the NYSE are confirmed at the NAV next determined on the following business day.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. Investors who purchase shares of the Funds by check may not receive redemption proceeds until there is reasonable belief that the check cleared, which may take up to 15 calendar days after the purchase date. The Funds will only accept a check where the applicable Fund, or the Trust, is the payee. The Funds and the Transfer Agent each reserve the right to reject any purchase order in whole or in part.


If your check or wire in payment of a purchase of shares does not clear, the purchase will be canceled (and any profit will inure to the Funds), a charge (minimum of $25) will be imposed on you, and you will be responsible for any resulting losses or fees incurred by the Trust, the Underwriter or the Transfer Agent. Further, the Funds may redeem shares from your account in the Funds as reimbursement for any losses or fees incurred, and you may be prohibited or restricted from making future purchases in the Funds.


The Funds reserve the right to suspend the offering of shares of the Funds. The Funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirements for any investor. The Funds mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.
The Funds' account applications contain provisions in favor of the Funds, the Underwriter, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities, including, among others, losses resulting from unauthorized shareholder transactions, relating to the various services made available to investors.

                              HOW TO REDEEM SHARES

You may redeem shares of the Funds without any redemption charge on any business day that the Funds are open for business. Redemptions will be effected at the current NAV per share next determined after the Transfer Agent receives a redemption request meeting the requirements described below.

REDEMPTION BY MAIL

You may redeem shares by submitting a written request for redemption to Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The written redemption request must be in good order, which means that it must: (1) identify the shareholder's account name and account number; (2) state the number of shares (or dollar amount) to be redeemed; and (3) be signed by each registered owner exactly as the shares are registered.

REDEMPTION BY TELEPHONE

If you have so indicated on your application, or have subsequently arranged in writing with the Transfer Agent to do so, you may redeem shares having a value of $10,000 or less by calling the Transfer Agent (nationwide call toll-free 800-227-7264). The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Transfer Agent. Additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans may be required. IRA accounts are not redeemable by telephone.

Each Fund reserves the right to refuse a wire or telephone redemption if the Fund believes it is advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time. The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

GENERAL REDEMPTION INFORMATION

A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in good order. If you have any questions with respect to the proper form for redemption requests you should contact the Transfer Agent (nationwide call toll-free 800-227-7264).


To prevent fraudulent redemptions, for any redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record, your signature must be guaranteed by any eligible guarantor institution, including a commercial bank, credit union, broker and dealers, member firm of a national securities exchange, registered securities association, clearing agency or savings and loan association. A credit union must be authorized to issue signature guarantees. Notary public endorsement will not be accepted. Some other circumstances requiring a signature guarantee include:

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
o    Proceeds are being sent to an address other than the address of record
o Proceeds or shares are being sent/transferred from a joint account to an individual's account
o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations


Additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans may be required.

Redemptions will be processed on any day the Funds are open for business. Redemptions will be effective at the current NAV per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described above. Payment is normally made within 3 business days following receipt of these instructions. Each Fund may, however, delay mailing the proceeds of a redemption until it is reasonably satisfied that the check used to pay for the shares has cleared, which may take up to 15 days after the purchase date. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions, service organizations, banks and bank trust departments.

Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on any business day on which the Funds calculate their NAVs are effective as of that day. Redemption requests received after 4:00 p.m., Eastern Time, will be effected at the applicable NAV per share determined on the next business day following receipt.

The Funds will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in a Fund selling assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund. Pursuant to the Trust's Trust Instrument, however, payment for shares redeemed may also be made in-kind, or partly in cash and partly in-kind. The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund, during any 90-day period for any one shareholder. Any portfolio securities distributed in-kind would be in readily marketable securities and valued in the manner described below. In the event that an in-kind distribution is made, you may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Funds. In-kind payments need not constitute a cross-section of a Fund's portfolio.

The Funds may suspend the right of redemption or postpone the date of payment for more than 3 days during any period when (1) trading on the NYSE is restricted or is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has, by order, permitted such suspension;
(3) an emergency, as defined by rules of the Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.


At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Shares of each Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Funds.

MINIMUM BALANCES

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account at their then-current NAV, which will be promptly paid to the shareholder, if at any time the total investment does not have a value of at least $1,000 as a result of redemptions, but not market fluctuations. You will be notified that the value of your account is less than the required minimum and you will be allowed at least 60 days to bring the value of your account up to the minimum before the redemption is processed.

                               EXCHANGE PRIVILEGE

Shares of the Funds may be exchanged for each other at NAV. You may exchange shares by written request or by telephone. You must sign your written request exactly as your name appears on our account records. The privilege of exchanging shares by telephone is automatically available to all shareholders. If you are unable to exchange shares by telephone due to such circumstances as unusually heavy market activity, you can exchange shares by mail or in person. Your exchange will be processed at the next determined NAV after the Transfer Agent receives your request.

You may only exchange shares into a Fund that is authorized for sale in your state of residence and you must meet that Fund's minimum initial investment requirements. You must also maintain the required account balance of $1,000 in each Fund after the exchange of shares has been processed. The Board of Trustees may change or discontinue the exchange privilege after giving shareholders 60 days' prior notice. Any gain or loss on an exchange of shares is a taxable event.

                              SHAREHOLDER SERVICES

The following special services are available to shareholders of the Funds. Please contact the Transfer Agent (nationwide call toll-free 800-227-7264) for additional information about the shareholder services described below.

AUTOMATIC INVESTMENT PLAN


Once an account has been opened, you can make additional monthly purchases of shares of a Fund through an automatic investment plan. You may authorize the automatic withdrawal of funds from your bank account by opening your account with a minimum of $5,000, or $2,000 for IRA and SEP accounts, and completing the appropriate section on the account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $100. There is no charge for this service and a shareholder may change or stop this service at any time by written notice to the Funds.

RETIREMENT PLANS


The Funds are available for investment in Traditional IRAs, Roth IRAs, SEP IRAs, Coverdell Education Savings Accounts, 401(k) and 403(b) plans and other qualified retirement plans.


INTEGRATED VOICE RESPONSE SYSTEM


You may obtain 24-hour access to account information and certain transaction history by calling 800-227-7264 within the United States. The Funds' Integrated Voice Response System provides each Fund's share price and price changes; account balances; and account history - for example, the last 5 transactions and current year and prior year dividend distribution. There is no charge for this service and a shareholder may change or stop this service at any time by written notice to the Funds.


                                 NET ASSET VALUE

On each day that the Funds are open for business, the share price, or NAV, of each Fund is determined as of the close of the regular session of trading on the NYSE, normally 4:00 p.m., Eastern time. The Funds are open for business on each day the NYSE is open for business and on any other day when there is sufficient trading in a Fund's investments that its NAV might be materially affected. The Funds are generally not open for business on national holidays. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities, including estimated accrued expenses, by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of a Fund's shares is effected is based on the next calculation of NAV after the order is placed.

Portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of a Fund will fluctuate with the value of the securities it holds.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. In the event the amortized cost valuation deviates from market quotations in excess of 1/4 of 1%, the Adviser will immediately inform the chairman of the Trust's Audit Committee. In the event that the deviation is greater than 1/2 of 1%, the Adviser will immediately report to the Board of Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

                               DIVIDENDS AND TAXES

DIVIDENDS

It is each Fund's intention to distribute its net investment income each December. Any net gains realized from the sale of portfolio securities are distributed at least once each year unless losses carried forward from prior years are used to offset them, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at NAV, unless you elect to receive them in cash. Distribution options may be changed at any time by writing to the Funds prior to a dividend record date.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date, referred to as the ex-date, at the NAV determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares.

Please note that dividends and distributions on shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

TAXES


Each Fund has qualified and intends to continue to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, which will relieve the Funds of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, each Fund must meet certain tests regarding the nature if its investments and the types of its income, including among other things, limiting its investments so that, at the close of each quarter of its taxable year, (1) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer and (2) not more than 25% of the market value of a Fund's total assets will be invested in the securities of any single issuer, excluding U.S. Government securities and the securities of other investment companies. Each Fund also intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax based on net income.


An investment in a Fund has certain tax consequences, depending on the type of account. Each Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. Taxes on distributions to a qualified retirement account are generally deferred until distributions are made from the retirement account. A redemption of a Fund's shares is a taxable event to the shareholder.

For federal income tax purposes, income dividends and short-term capital gain distributions paid by each Fund are taxed as ordinary income. Distributions of net long-term capital gains - the excess of net long-term capital gain over net short-term capital loss - are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its assets. Due to the investment strategies used by the Funds, distributions are generally expected to consist of net capital gains; however, the nature of each Fund's distributions could vary in any given year. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash. Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes.


A shareholder may be subject to a 30% backup withholding on reportable dividend and redemption payments, referred to as backup withholding, if a certified taxpayer identification number is not on file with the applicable Fund, if the Internal Revenue Service notifies the applicable Fund to implement backup withholding for the shareholder, or if to the Funds' knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his or her Social Security Number.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund. The total returns in the table represent the rate an investor would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the Statement of Additional Information, which is available upon request.


THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                      Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
=====================================================================================================================
                                             Year Ended    Year Ended    Year Ended       Year Ended       Year Ended
                                              March 31,     March 31,     March 31,        March 31,        March 31,
                                                2002          2001          2000             1999             1998
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of year ................................    $  37.75      $  40.73      $  18.36         $  20.42         $  12.00
                                              --------      --------      --------         --------         --------

Income (loss) from investment
         operations:
         Net investment loss .............       (0.65)        (0.20)        (0.41)           (0.26)           (0.10)
         Net realized and unrealized gains
           (losses) on investments .......       12.77         (0.09)        23.15            (1.80)            8.52
                                              --------      --------      --------         --------         --------
Total from investment operations .........       12.12         (0.29)        22.74            (2.06)            8.42
                                              --------      --------      --------         --------         --------

Less distributions:
         Distributions from
           net realized gains ............          --         (2.69)        (0.37)              --               --
                                              --------      --------      --------         --------         --------

Net asset value at end of year ...........    $  49.87      $  37.75      $  40.73         $  18.36         $  20.42
                                              ========      ========      ========         ========         ========

Total return .............................       32.11%        (0.65%)      124.64%          (10.09%)          70.17%
                                              ========      ========      ========         ========         ========

Net assets at end of year (000's) ........    $299,127      $167,005      $ 23,055         $  9,364         $  6,507
                                              ========      ========      ========         ========         ========

Ratio of net expenses to average
  net assets .............................        1.80%         1.80%         1.80%            1.80%            1.80%

Ratio of total expenses to average
  net assets(A) ..........................        1.80%         1.80%         3.10%(B)         4.82%(B)        14.28%(B)

Ratio of net investment loss to
  average net assets .....................       (1.40%)       (1.05%)       (1.65%)          (1.58%)          (1.41%)

Portfolio turnover rate ..................         105%          159%          337%             234%             110%

(A) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

(B) Ratios have been restated by 0.93%, 0.42% and 0.36% for the years ended March 31, 1998, 1999 and 2000, respectively, due to legal fees incurred but previously unrecorded by the Fund.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY ALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                   Period
                                                                   Ended
                                                                 March 31,
                                                                  2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.00
                                                                 ----------
Income (loss) from investment operations:
  Net investment loss .......................................         (0.13)
  Net realized and unrealized gains on investments ..........          0.02
                                                                 ----------
Total from investment operations ............................         (0.11)
                                                                 ----------

Net asset value at end of period ............................    $     9.89
                                                                 ==========

Total return ................................................         (1.10%)(B)
                                                                 ==========

Net assets at end of period (000's) .........................    $   14,451

Ratio of net expenses to average net assets .................          2.00%(C)

Ratio of total expenses to average net assets(D) ............          3.00%(C)

Ratio of net investment loss to average net assets ..........         (1.79%)(C)

Portfolio turnover rate .....................................           197%(C)

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

INVESTMENT ADVISER

Bjurman, Barry & Associates
10100 Santa Monica Boulevard, Suite 1200
Los Angeles, California 90067-4103
(310) 553-6577


SHAREHOLDER SERVICES
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
(800) 227-7264


CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202


LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071-3197

AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue, Suite 200
Los Angeles, California 90071-3462


For Additional Information about The Bjurman, Barry Funds call:


     (800) 227-7264


or visit The Bjurman, Barry Funds' Web Site on the Internet at:

www.bjurmanbarry.com


Additional information about the Funds is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-800-227-7264.

Information about the Funds - including the SAI - can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.com, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.
File No. 811-7921

                            THE BJURMAN, BARRY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                      BJURMAN, BARRY MICRO-CAP GROWTH FUND
                       BJURMAN, BARRY ALL CAP GROWTH FUND

                                 AUGUST 1, 2002

--------------------------------------------------------------------------------

This Statement of Additional Information dated August 1, 2002 is not a prospectus but should be read in conjunction with the Prospectus of The Bjurman, Barry Funds dated August 1, 2002. The Prospectus may be amended or supplemented from time to time. No investment in shares of either Fund should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Funds. A copy of the Prospectus may be obtained without charge from IFS Fund Distributors, Inc., referred to as the Distributor, or Bjurman, Barry & Associates, referred to as the Adviser, at the address and telephone numbers below.

Distributor:                            Adviser:
IFS Fund Distributors, Inc.             Bjurman, Barry & Associates
221 East Fourth Street, Suite 300       10100 Santa Monica Boulevard, Suite 1200
Cincinnati, OH  45202                   Los Angeles, CA 90067-4103
(800) 227-7264                          (310) 553-6577

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

Bjurman/Bjur01/Sai2002.doc
July 30, 2002

                                TABLE OF CONTENTS

                                                                            PAGE
The Trust ..................................................................   3

Investment Policies and Techniques
   Bankers' Acceptances ....................................................   4
   Certificates of Deposits ................................................   4
   Equity Securities .......................................................   4
   Foreign Securities ......................................................   5
   Time Deposits ...........................................................   5
   Borrowing ...............................................................   5
   Loans of Portfolio Securities ...........................................   5
   Illiquid Securities .....................................................   6
   Repurchase Agreements ...................................................   6
   Futures .................................................................   7
   Other Investments .......................................................   7

Investment Restrictions ....................................................   7

Investment Advisory and Other Services
   Investment Adviser ......................................................   9
   Investment Advisory Agreement ...........................................   9
   Administrator, Transfer Agent and Fund Accountant .......................  10
   Distributor .............................................................  11

Trustees and Officers ......................................................  12
   Compensation Table ......................................................  14

Principal Shareholders .....................................................  15

Net Asset Value ............................................................  16

Taxes ......................................................................  16
   Federal Income Tax ......................................................  17

Portfolio Transactions and Brokerage Commissions ...........................  18
   Code of Ethics ..........................................................  20

Performance Information
   In General ..............................................................  20
   Total Return Calculation ................................................  20
   Performance and Advertisements ..........................................  21

Other Information ..........................................................  22
   Purchase and Redemption Orders ..........................................  22
   Limitations on Trustees' Liability ......................................  22
   Independent Accountants .................................................  22
   Reports to Shareholders .................................................  22

Financial Statements .......................................................  23

                                    THE TRUST

The Bjurman, Barry Family of Funds, referred to as the Trust, is a diversified open-end management investment company organized as a business trust under the laws of the State of Delaware pursuant to a Trust Instrument dated September 26, 1996, as amended February 11, 1997. The Trust is organized as an open-end, management company which currently offers two series of shares called the Bjurman, Barry Micro-Cap Growth Fund and the Bjurman, Barry All Cap Growth Fund, referred to individually as a Fund and collectively as the Funds. Each share of a Fund represents an undivided proportionate interest in that Fund.

Each Fund has its own investment objective and policies. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of each Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to a Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended the 1940 Act, or when the matter affects only the interest of a particular series. The Trust may add additional classes of shares without shareholder approval. All accounts will be maintained in book entry form and no share certificates will be issued. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

                       INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Funds' Prospectus regarding the permitted investments and risk factors and the investment objective and policies of the Funds.

BANKERS' ACCEPTANCES
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Bankers' Acceptances generally mature within six months.

CERTIFICATES OF DEPOSIT
A negotiable interest-bearing instrument with a specific maturity date. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

EQUITY SECURITIES
Equity securities in which the Funds may invest include common stocks, preferred stocks, warrants for the purchase of common stock, debt securities convertible into or exchangeable for common or preferred stock and sponsored or unsponsored American Depository Receipts ("ADRs").

     A WARRANT is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.

     COMMON STOCK is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

     Generally, PREFERRED STOCK receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors.

     Dividends on preferred stock typically are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which a Fund invests.

FOREIGN SECURITIES
Each Fund may invest in securities of foreign issuers through sponsored and unsponsored ADRs. ADRs are dollar-denominated securities which are listed and traded in the United States, but which represent the right to receive securities of foreign issuers deposited in a domestic or correspondent bank. ADRs are receipts which evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

Investments in foreign securities involve special risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations may affect the net asset value of a Fund by affecting the performance of the ADRs' underlying investments in foreign issuers. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, the value of ADRs acquired by a Fund may be subject to greater fluctuation than the value of securities of domestic companies.

TIME DEPOSITS
A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities. Each Fund will not invest more than 15% of its net assets in illiquid securities, including time deposits.

BORROWING
Each Fund may borrow as a temporary measure for extraordinary purposes or to facilitate redemptions. Each Fund intends to limit such borrowings to no more than 5% of its net assets.

LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

ILLIQUID SECURITIES
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Funds' policy is to limit each Fund's investment in illiquid securities to a maximum of 15% of its net assets at the time of purchase. The Securities and Exchange Commission, referred to as the SEC, has adopted Rule 144A under the Securities Act of 1933, as amended the Securities Act, which permits a Fund to sell restricted securities to qualified institutional buyers without limitation. Each Fund may invest in securities that are exempt from the registration requirements of the Securities Act pursuant to SEC Rule 144A. Those securities purchased pursuant to Rule 144A are traded among qualified institutional buyers, and are subject to a Fund's limitation on illiquid investment. The Adviser, pursuant to procedures adopted by the Trustees of the Trust, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities." The Adviser will monitor the liquidity of securities held by the Funds, and report periodically on such determinations to the Board of Trustees.

Investing in securities under Rule 144A could have the effect of increasing the level of each Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Fund will limit its investments in illiquid securities including securities of issuers which the Funds are restricted from selling to the public without registration under the Securities Act to no more than 15% of its net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Trust's Board of Trustees).

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller, secured by the securities transferred to that Fund. In accordance with requirements under the 1940 Act, repurchase agreements will be fully collateralized by securities in which a Fund may directly invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in recovering its cash. To the extent that, in the meantime, the value of the security purchased has decreased, a Fund could experience a loss. No more than 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days. The financial institutions with whom the Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed
creditworthy  by  the  Adviser.   The  Adviser  will  continue  to  monitor  the
creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Funds will only enter into a repurchase agreement where the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.

FUTURES
Each Fund may buy and sell futures contracts to manage its exposure to changes in securities prices, as an efficient means of adjusting its overall exposure to certain markets, in an effort to enhance income, and to protect the value of portfolio securities. The Funds will not use futures contracts to leverage their assets. Futures contracts deposits may not exceed 5% of each Fund's assets (determined at the time of the transaction) and each Fund's total investment in futures contracts may not exceed 20% of each Fund's total assets.

OTHER INVESTMENTS
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the applicable Fund's investment objectives, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares, as defined in the 1940 Act, of the Funds. Unless otherwise indicated, all percentage limitations listed below apply at the time of the transaction only. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

The Adviser will use "FactSet" computer software to categorize the industries in which the Funds invest ("FactSet Codes"). The FactSet Codes that are assigned may or may not correspond to the Standard Industry Codes ("SIC Codes"); however, the Adviser feels that the differences are not substantial enough to effect the percentage of asset restrictions above. In most cases the SIC Codes will match the FactSet Codes. Except as set forth in the Prospectus, the Funds may not:

     1. Purchase securities of any one issuer if, as a result of the purchase, more than 5% of a Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 15% of a Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

     2. Purchase any security if, as a result of the purchase, 15% or more of a Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     3. Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of one-third of a Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. A Fund will not purchase securities when borrowings exceed 5% of its total assets;

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to one-third of the value of a Fund's net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

     5. Make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

     6. Engage in the business of underwriting the securities of others, except to the extent that a Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities; or

     7. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that a Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The following investment limitations are not fundamental and may be changed without shareholder approval. The Funds do not currently intend to:

     (i) Engage in uncovered short sales of securities or maintain a short position;

     (ii) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     (iii) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder;

     (iv) Invest in companies for the purpose of exercising control or management;

     (v) Invest in oil, gas or mineral exploration or development programs or leases, except that direct investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition; and

     (vi) Invest in commodities or commodity contracts, except that the Funds may invest in futures contracts.

     (vii) Invest more than 5% of their net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock exchanges, except warrants acquired as a result of its holdings of common stocks.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
Bjurman, Barry & Associates serves as the Funds' investment adviser and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1970 and is wholly owned by senior associates. G. Andrew Bjurman and O. Thomas Barry, III own 66 2/3% and 33 1/3%, respectively, of the Adviser and as a result may be deemed to be "control persons" of the Adviser.

INVESTMENT ADVISORY AGREEMENT
The Funds and the Adviser have entered into investment advisory agreements for an initial two-year period, referred to as the Investment Advisory Agreements. The Investment Advisory Agreements provide that the Adviser shall furnish advice to the Funds with respect to their investments and shall determine what securities shall be purchased or sold by each Fund.

The Investment Advisory Agreements provide that the Adviser shall not be protected against any liability to the Funds or their shareholders by reason of the Adviser's willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the applicable Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons," as that term is defined in the 1940 Act, of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, or by a majority of the outstanding shares of the applicable Fund on 60 days' written notice to the Adviser.

For providing investment advisory services, each Fund pays the Adviser a monthly fee of one twelfth of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fees and reimburse Fund expenses to the extent necessary to maintain the total operating expenses, inclusive of distribution expenses, of the Bjurman, Barry Micro-Cap Growth Fund at or below 1.80% of its average daily net assets and of the Bjurman, Barry All Cap Growth Fund at or below 2.00% of its average daily net assets. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expenses payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of a Fund's operations. Any potential management fee reimbursement will be disclosed in the footnotes to the Funds' financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, and such reimbursement is requested by the Adviser and approved by the Board of Trustees, the amount of reimbursement that a Fund is able to effect will be accrued as an expense of that Fund for that current period. For the year ended March 31, 2002, the Bjurman, Barry Micro-Cap Growth Fund reimbursed the Adviser $488,937 for advisory fees and expenses waived in prior years.

For the fiscal year ended March 31, 1999, the Bjurman, Barry Micro-Cap Growth Fund accrued advisory fees of $82,678; however, in order to reduce the Fund's operating expenses, the Adviser waived its entire advisory fee and reimbursed the Fund $134,062 of expenses. For the fiscal years ended March 31, 2000 and 2001, the Bjurman, Barry Micro-Cap Growth Fund accrued advisory fees of $140,550, and $829,225 of which $131,854, and $16,691 were waived, respectively, in order to reduce the Fund's operating expenses. For the fiscal year ended March 31, 2002 the Bjurman, Barry Micro-Cap Growth Fund accrued advisory fees of $2,767,801. For the period ended March 31, 2002, the Adviser waived $98,848 of its investment advisory fees of the Bjurman, Barry All Cap Growth Fund.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
The Trust has retained Integrated Fund Services, Inc., referred to as Integrated, as the Funds' Transfer Agent, Administrator and Fund Accountant. Pursuant to a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated receives from each Fund for its services as transfer agent a fee payable monthly at an annual rate of $20 per account; provided, however, that the minimum fee is $2,000 per month, per Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

Pursuant to an Accounting Services Agreement, Integrated also provides accounting and pricing services to the Funds. For calculating each Fund's daily net asset value, or NAV, per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a fee in accordance with the following schedule:

         Average Monthly Net Assets                           Monthly Fee
         --------------------------                           -----------
         $ 0 to $100 million                                  $2,500
         $100 million to $200 million                         $3,500
         $200 million to $300 million                         $4,500
         Over $300 million                                    $5,500 + .001%

The .001% on assets over $300 million represents the asset based fee charged by Integrated for external pricing services.

In addition, Integrated is retained to provide administrative services to the Funds pursuant to an Administration Agreement. In this capacity, Integrated
supplies   non-investment   related  statistical  and  research  data,  internal
regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays Integrated a fee at the annual rate of .15% of the average value of its daily net assets up to $25,000,000, ..125% of such assets from $25,000,000 to $50,000,000 and .10% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $2,000 per month, per Fund.

For the fiscal years ended March 31, 1999, 2000, 2001 and 2002, Integrated received $21,807, $80,278, $159,128 and $476,331, respectively, as compensation for services performed as administrator, fund accountant and transfer agent for the Bjurman, Barry Funds.

Prior to December 18, 1998, the Bjurman, Barry Micro-Cap Growth Fund retained First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, for administration, fund accounting and transfer agency services. For the fiscal year ended March 31, 1999, the Fund paid First Data Investor Services Group, Inc. $95,174 as compensation for services performed as administrator, fund accountant and transfer agent.

DISTRIBUTOR
IFS Fund  Distributors,  Inc.,  referred to as the Distributor,  221 East Fourth
Street, Suite 300, Cincinnati, Ohio 45202, serves as principal underwriter for the Funds pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. For these services, the Distributor receives a monthly fee of $500 from each Fund. The Distributor is an affiliate of Integrated by reason of common ownership. Tina D. Hosking is an officer of the Trust and the Distributor.

The Underwriting Agreement continues in effect for an initial two year term and will continue from year to year only if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment. For the fiscal years ended March 31, 1999, 2000, 2001 and 2002, the Distributor was paid $1,500, $6,000, $6,000 and $6,000, respectively, for services provided to the Bjurman, Barry Funds.

Shares of the Funds are subject to a distribution plan, the Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan, each Fund will pay an annual fee of 0.25% of its average daily net assets to reimburse expenses incurred in distributing and promoting sales of the Funds, such as expenses associated with maintaining personnel who distribute shares or render shareholder support services, expenses associated with implementing promotional activities, printing and mailing prospectuses and sales literature to prospective shareholders and expenses associated with obtaining information, analysis and reports needed for marketing and advertising promotions. From these amounts, the Distributor or the Fund may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers who assist in the distribution of shares of the Funds or provide services to the Funds' shareholders pursuant to service agreements with the Funds. The Funds intend to operate the Distribution Plan in accordance with its terms and the Conduct Rules of the National Association of Securities Dealers, Inc. concerning sales charges.

The Distribution Plan will continue in effect from year to year, provided that its continuance is approved at least annually by a vote of the Board of Trustees, including the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of those Trustees that are not interested persons of the Trust or by vote of the holders of a majority of the outstanding shares of a Fund on not more than 60 days' written notice and shall terminate automatically in the event of its assignment. The Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the Funds, and all material amendments are required to be approved by the Board of Trustees. Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Funds. The report will include an itemization of the distribution expenses and the purpose of such expenditures. For the fiscal years ended March 31, 2000, 2001 and 2002, the Bjurman, Barry Micro-Cap Growth Fund incurred $34,137, $206,306 and $691,948, respectively, of distribution-related expenses pursuant to the Distribution Plan and the Bjurman, Barry All Cap Fund incurred $24,712 of distribution-related expenses, which amount was spent primarily as compensation to dealers. No interested person of the Bjurman, Barry Micro-Cap Growth Fund or interested Trustee had a direct or indirect financial interest in the operation of the Distribution Plan.

                              TRUSTEES AND OFFICERS

The Trust has a Board of Trustees that establishes the Funds' policies and supervises and reviews the management of the Funds. The day-to-day operations of the Funds are administered by the officers of the Trust and by the Adviser. The Trustees review, among other things, the various services provided by the Adviser to ensure that the Funds' general investment policies and programs are followed and that administrative services are provided to the Funds in a satisfactory manner.

The Trustees and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each Trustee who is an "interested person," as that term is defined in the 1940 Act, of the Trust is indicated by an asterisk.

G. Andrew Bjurman and O. Thomas Barry III share the office of the presidency of the Trust. They are jointly vested in full executive authority under the Trust's Bylaws.

                                                                                                     Number of      Other
                                                                                                     Portfolios in  Directorships
                                    Current Position(s) with Trust,                                  Fund Complex   Held by Trustee
                                       Term of Office and Length     Principal Occupation(s)         Overseen by    Outside the Fund
Name/Address/Age                            of Time Served           During Last 5 yrs               Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES*:

G. Andrew Bjurman                   Co-President;                    President, Chief                   2              N/A
Bjurman, Barry & Associates         Trustee                          Executive Officer,
10100 Santa Monica Boulevard        (1997-Present)                   Bjurman, Barry &
Suite 1200                                                           Associates
Los Angeles, CA 90067                                                (1978-Present)
Age: 54

O. Thomas Barry III                 Co-President;                    Senior Executive                   2              N/A
Bjurman, Barry & Associates,        Trustee                          Vice President,
10100 Santa Monica Boulevard        (1997-Present)                   Chief Investment
Suite 1200                                                           Officer, Bjurman,
Los Angeles, CA 90067                                                Barry & Associates
Age: 56                                                              (1985-Present)

                                       13

Donald W. Hudson, Jr.+              Trustee; Chairman                Managing Director,                 2              N/A
CB Richard Ellis                    of Audit Committee               CB Richard Ellis
15303 Ventura Boulevard             (1997-Present)                   (1993-Present)
Suite 200
Sherman Oaks, CA 91403
Age: 57

Joseph E. Maiolo+                   Trustee;                         Principal, INCO                    2              N/A
INCO Commercial Brokerage           Audit Committee                  Commercial
14700 Firestone Boulevard           Member                           Brokerage
La Mirada, CA 90638                 (1997-Present)                   (1995-Present)
Age: 64

William Wallace+                    Trustee;                         Vice President,                    2              N/A
Wallace Properties                  Audit Committee                  Wallace Properties
5288 South Franklin Circle Member                                    (1990-Present)
Greenwood Village, CO 80121
Age: 55

OFFICERS OF THE TRUST:

Scott A. Englehart                  Treasurer                        President,  Integrated Fund        N/A            N/A
Integrated Fund Services, Inc.      (2002-Present)                   Services, Inc. and IFS Fund
221 East Fourth Street                                               Distributors; Director,
Cincinnati, OH 45202                                                 Transfer Agency and Mutual
Age: 39                                                              Fund Distribution for
                                                                     Nationwide Advisory Services
                                                                     (1998- 2000); Vice President,
                                                                     Client Services for BISYS Fund
                                                                     Services (1990-1998); He is
                                                                     also Treasurer of Touchstone
                                                                     Tax-Free Trust and Touchstone
                                                                     Strategic Trust and Assistant
                                                                     Treasurer of Touchstone
                                                                     Variable Series Trust.

Tina D. Hosking                     Secretary                        Vice President and Managing        N/A            N/A
Integrated Fund Services, Inc.      (1999-Present)                   Director of Integrated Fund
221 East Fourth Street                                               Services, Inc. and IFS Fund
Cincinnati, OH 45202                                                 Distributors, Inc. (a
Age: 33                                                              registered-broker-dealer).

+ Member of Audit Committee. The Audit Committee is the only standing committee of the Board of Trustees. The Audit Committee's function is to oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended March 31, 2002.

COMPENSATION OF TRUSTEES

     The following table sets forth information regarding compensation of the Trustees by the Trust, for the fiscal year ended March 31, 2002. Trustees who are interested persons of the Trust do not receive any compensation from the Trust. Each of the other Trustees is paid a fee pf $4,500 per year, and is reimbursed for the expenses of attendance of such meetings.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDED MARCH 31, 2002

                                                          AGGREGATE COMPENSATION
NAME OF PERSON, POSITION                                     FROM REGISTRANT
================================================================================

G. Andrew Bjurman**, Trustee and Co-President                       $0

O. Thomas Barry III**, Trustee and Co-President                     $0

Donald W. Hudson*, Trustee                                        $4,500

Joseph E. Maiolo*, Trustee,                                       $4,500

William Wallace*, Trustee                                         $4,500

---------------------
*    Member of Audit Committee.
** "Interested person," as defined in the 1940 Act, of the Trust because of their affiliation with Bjurman, Barry & Associates, the Trust's investment adviser.

TRUSTEES' OWNERSHIP OF TRUST SHARES (AS OF DECEMBER 31, 2001)

                              DOLLAR RANGE OF EQUITY              DOLLAR RANGE OF EQUITY
                              SECURITIES IN THE BJURMAN, BARRY    SECURITIES IN THE BJURMAN, BARRY
NAME OF TRUSTEE               MICRO-CAP GROWTH FUND               ALL CAP GROWTH FUND

==================================================================================================
DISINTERESTED TRUSTEES
     Donald W. Hudson                   $1 - $10,000                            None

     Joseph E. Maiolo                  Over $100,000                     $10,001 - $ 50,000

     William Wallace                   Over $100,000                     $50,000 - $100,000

INTERESTED TRUSTEES

     G. Andrew Bjurman       .         Over $100,000                     $10,000 - $50,000

     O. Thomas Barry III               Over $100,000                     Over $100,000

                             PRINCIPAL SHAREHOLDERS

BJURMAN, BARRY MICRO-CAP GROWTH FUND
As of July 2, 2002, the Trustees and officers, as a group, beneficially owned less than 1.00% of the Fund.

As of July 2, 2002, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund:

     NAME & ADDRESS                                                   PERCENTAGE
     --------------                                                   ----------
     Charles Schwab & Co., Inc. *1                                      40.99%
     FBO Customers
     San Francisco, CA

     National Financial Services Corp.2                                 19.49%
     FBO Mary Weeks
     New York, NY

     National Investor Services Corp.3                                   7.36%
     FEBO Exclusive Customers
     New York, NY

     Eternity LTD4                                                       8.72%
     Nassau, Bahamas

BJURMAN, BARRY ALL CAP GROWTH FUND
As of July 2, 2002, the Trustees and officers, as a group, beneficially owned less than 1% of the Fund.

As of July 2, 2002, the following persons of record or beneficially owned more than 5% of the outstanding voting shares of the Fund:

     George E. Batchelor                                                15.14%
     Miami, FL

     National Financial Services Corp.2                                 13.22%
     FBO Customers
     New York, NY

     Charles Schwab & Co., Inc. 1                                       25.78%
     FBO Customers
     San Francisco, CA

*    Person deemed to control the Fund within the meaning of the 1940 Act.

1 Charles Schwab & Co., Inc. is a discount broker-dealer acting as a nominee for registered investment advisers whose clients have purchased shares of the Fund and also holds shares for the benefit of its clients.

2 National Financial Service Corp. is a broker-dealer holding shares for the benefit of its clients.

3 National Investor Services Corp. is a broker-dealer holding shares for the benefit of its clients.

4    Eternity  LTD is a  privately  held  company  incorporated  in  the  Cayman
     Islands.

                                 NET ASSET VALUE

The net asset value per share is computed by dividing the value of the assets of a Fund, less its liabilities, by the number of shares outstanding.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, referred to as NYSE, which currently is 4:00 p.m., Eastern time, on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Additionally, if any of the aforementioned holidays fall on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                                      TAXES

The following is only a summary of certain federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax.

FEDERAL INCOME TAX
The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended the Code, court decisions and published administrative materials from the Internal Revenue Service and as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company," referred to as a RIC, as defined under Subchapter M of the Code. By doing so, the Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which they may be subject. In order to qualify for treatment as a RIC under the Code, a Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain), referred to as the Distribution Requirement, and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S.

government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that a Fund distributes at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions of their ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

In the case of corporate shareholders, distributions from a Fund may qualify for the corporate dividends-received deduction to the extent the applicable Fund designates the amount distributed as a qualifying dividend. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations.

Distributions of net capital gains (i.e, the excess of net long-term capital gains over net short-term capital losses) by the Funds are taxable to the recipient shareholders as a long-term capital gain, without regard to the length of time a shareholder has held Fund shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the preceding paragraph.

Any gain or loss recognized on a sale, redemption or exchange of shares of a Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received with respect to such shares.

In certain cases, the Funds will be required to withhold, and remit to the U.S. Treasury, 30% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Funds that such shareholder is not subject to backup withholding.

If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, distributions from the Fund (to the extent of its current and accumulated "earnings and profits") generally would be eligible for the corporate dividends-received deduction for corporate shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds do not have an obligation to place orders with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Most transactions will be effected on a net cost basis through brokers who make markets in the stock being purchased or sold. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Funds to seek to obtain the best execution taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, the Adviser's past experience in placing orders through the firm, and the firm's research capabilities. While the Adviser generally seeks reasonably competitive spreads, the Funds will not necessarily be paying the lowest spread available for a particular transaction. Subject to policies established by the Board of Trustees, however, the Adviser may cause a Fund to pay a broker-dealer a commission in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer.

For the fiscal years ended March 31, 1999, 2000, 2001 and 2002, the Bjurman, Barry Micro-Cap Growth Fund incurred total brokerage commissions of $62,487, $112,638, $496,784 and $569,117, respectively. For the fiscal year ended March 31, 2002, the Bjurman, Barry All Cap Growth Fund incurred total brokerage commissions of $34,813. Due to the rapid growth of the Micro-Cap Growth Fund's assets from the fiscal year ended March 31, 2000 to the fiscal year ended March 31, 2002, its trade volume, and therefore the amount of brokerage commissions paid, significantly increased from prior years. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

The Funds and the Adviser may direct portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the commissions or spreads on the transactions are reasonable in relation to the value of the investment information provided. Among such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on companies and industries. Such research provides lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities. The Adviser may use these services in connection with all of its investment activities, and some services obtained in connection with the Funds' transactions may be used in connection with other investment advisory clients of the Adviser, including other mutual funds and other series of the Trust. During the fiscal year ended March 31, 2002, the amount of brokerage transactions and related commissions for the Bjurman, Barry Micro-Cap Growth
Fund and the Bjurman, Barry All Cap Growth Fund directed to brokers due to research services provided were $46,936 and $5,000 respectively.

The Funds may invest in securities that are traded exclusively in the over-the-counter market. The Funds may also purchase securities listed on a national securities exchange through the "third market" (i.e., through markets other than the exchanges on which the securities are listed). When executing transactions in the over-the-counter market or the third market, the Adviser will seek to execute transactions through brokers or dealers that, in the Adviser's opinion, will provide the best overall price and execution so that the resultant price to the Fund for which the trade is being executed is as favorable as possible under prevailing market conditions.

It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares that may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Funds to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

It is possible that purchases or sales of securities for a Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust. Any transactions in such securities at or about the same time will be allocated among the Fund(s) and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund(s) and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund(s) is concerned.
However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to the Fund(s).

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, a Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken as current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 act that permits Fund personnel to invest in securities for their own accounts. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

                             PERFORMANCE INFORMATION

From time to time, the Funds may advertise certain information about their performance. Each Fund may include its yield and total return in reports to shareholders or prospective investors. Quotations of yield for a Fund will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula which is prescribed by the SEC:

                                         6
                  YIELD = 2 [( a - b + 1)  - 1]
                               -----
                                cd

Where:    a = dividends and interest earned during the period;
          b = expenses accrued for the period (net of reimbursements);
          c = the average  daily number of shares of a Fund  outstanding  during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one, five and ten years (up to the life of such Fund), calculated pursuant to the following formula which is prescribed by the SEC:

           n
     P(1+T)  = ERV

Where:    P = a hypothetical initial investment of $1,000;
          T = average annual total return
          n = the number of years; and
          ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period.

Such total return figures show the average annual percentage change in value of an investment in such Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of such Fund's shares and assume that any income dividends and/or capital gains distributions made by that Fund during the period were reinvested in shares of such Fund. When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Quotations of average annual total return after taxes on distributions and of average annual total return after taxes on distributions and redemptions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund (after accounting for the payment of taxes on distributions and the payment of taxes on distributions and redemptions, respectively) over periods of one, five and ten years (up to the life of such
Fund).

Average annual total return after taxes on distributions is calculated pursuant to the following formula, which is prescribed by the SEC:

           n
     P(1+T) =ATV
                D

Where:    P    =    a hypothetical initial payment of $1,000.
          T    =    average annual total return (after taxes on distributions).
          n    =    number of years.
          ATV  =    ending value of a  hypothetical  $1,000  payment made at the
             D      beginning  of the 1-, 5-, or  10-year  periods at the end of such periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Average annual total return after taxes on distributions and redemption is calculated pursuant to the following formula, which is prescribed by the SEC:

           n
     P(1+T) =ATV
                DR

Where:    P    =    a hypothetical initial payment of $1,000.
          T    =    average  annual total return  (after taxes on  distributions and redemption).
          n    =    number of years.
          ATV  =    ending value of a  hypothetical  $1,000  payment made at the
             DR     beginning  of the 1-, 5-, or  10-year  periods at the end of such periods (or fractional portion), after taxes on fund distributions and redemption.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Bjurman, Barry Micro-Cap Growth Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions for the period ended March 31, 2002 are as follows:

                                                      1 Year    Since Inception*
Bjurman, Barry Micro-Cap Growth Fund
     Return Before Taxes                              19.56%         36.94%
     Return After Taxes on Distribution               19.56%         36.14%
     Return After Taxes on Distributions
       And Sale of Fund Shares                        12.01%         31.96%

*    The Bjurman,  Barry Micro-Cap Growth Fund commended operations on March 31,
     1997.

                                OTHER INFORMATION

PURCHASE AND REDEMPTION ORDERS
Approved brokers for the Funds are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf.

LIMITATIONS ON TRUSTEES' LIABILITY
The Trust Instrument provides that a Trustee shall be personally liable only to the Trust for any act, omission or obligation of the Trust or Trustee. A Trustee will not be liable for any act or omission of any officer, employee, agent or investment adviser of the Trust. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. All Trustees' liability is further subject to the limitations imposed by the 1940 Act.

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP, 350 South Grand Ave., Suite 200, Los Angeles, California, 90071-3462, has been selected as the independent accountants for the Funds. Deloitte & Touche LLP provides audit and tax services. The books of the Funds will be audited at least once a year by Deloitte & Touche LLP.

REPORTS TO SHAREHOLDERS
Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountants. Inquiries regarding the Funds may be directed to Integrated Fund Services, Inc. at 1-800-227-7264.

                              FINANCIAL STATEMENTS

The Bjurman, Barry Funds' audited annual financial statements, including the notes thereto, dated March 31, 2002, are incorporated by reference from the Funds' March 31, 2002 Annual Report to Shareholders.

                            THE BJURMAN, BARRY FUNDS
                            ------------------------

PART C.   OTHER INFORMATION
          -----------------

Item 23.  (a)  (i)   Trust Instrument*
-------

               (ii) Certificate of Amendment of Certificate of Trust, dated February 11, 1997*

          (b)        By-Laws*

          (c) Incorporated by reference to the information contained in the Trust Instrument and By-Laws

          (d)  (i)   Investment Advisory Agreement,  dated March 5, 1997, by and between  The  Bjurman,  Barry  Funds and  Bjurman,  Barry &
                     Associates  with  respect to the Bjurman,  Barry  Micro-Cap
                     Growth Fund*

               (ii) Amendment No. 1 to Investment Advisory Agreement, dated November 19, 1998, with respect to the Bjurman, Barry Micro-Cap Growth Fund*

               (iii) Investment Advisory  Agreement,  dated June 5, 2001, by and between The Bjurman, Barry Funds and Bjurman, Barry & Associates with respect to the Bjurman, Barry All Cap Growth Fund*

          (e) Underwriting Agreement, dated October 29, 1999, by and between The Bjurman, Barry Funds and IFS Fund Distributors, Inc. (formerly CW Fund Distributors, Inc.)*

          (f)        Inapplicable

          (g) Custody Agreement, dated December 21, 1998, by and between The Bjurman, Barry Funds and U.S. Bank, N.A. (formerly Firstar Bank, N.A.)*

          (h)  (i)   Administration  Agreement,  dated December 18, 1998, by and between  The  Bjurman,  Barry  Funds  and  Integrated  Fund
                     Services, Inc. (formerly Countrywide Fund Services, Inc.)*

               (ii) Accounting Services Agreement, dated December 18, 1998 by and between The Bjurman, Barry Funds and Integrated Fund Services, Inc. (formerly Countrywide Fund Services, Inc.)*

               (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan
                     Agency Agreement, dated December 18, 1998, by and between The Bjurman, Barry Funds and Integrated Fund Services, Inc. (formerly Countrywide Fund Services, Inc.)*

          (i)        Opinion and Consent of Counsel*
          (j)        Consent  of  Deloitte  &  Touche  LLP,  Independent  Public
                     Accountants

          (k)        Inapplicable

          (l)        Inapplicable

          (m) Distribution Plan, dated November 19, 1998, of The Bjurman, Barry Funds, as amended, by and among The Bjurman, Barry Funds, Bjurman, Barry & Associates and IFS Fund Distributors, Inc. (formerly CW Fund Distributors, Inc.)*

          (n)        Inapplicable

          (o)        Inapplicable

          (p)  (i)   Code of Ethics of The Bjurman, Barry Funds*

               (ii)  Code of Ethics of Bjurman, Barry & Associates*

               (iii) Code of Ethics of IFS Fund Distributors,  Inc. (formerly CW
                     Fund Distributors, Inc.)*

---------------------------------------
*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A

Item 24.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          None

Item 25.  Indemnification
--------  ---------------

          Incorporated by reference to Article X of the Registrant's Trust Instrument.

          "Section 10.1 LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission in his capacity as Trustee, or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained herein or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

          Section 10.2. INDEMNIFICATION. The Trust shall indemnify each of its Trustees to the full extent permitted by law against all liabilities and expenses (including amounts paid in satisfaction of judgments, in settlement, as fines and penalties, and as counsel fees) reasonably incurred by such Trustee in connection with the defense or disposition of any action, suite or other proceeding, whether civil or criminal, in which such Trustee may be involved or with which such Trustee may be threatened, while as a Trustee or thereafter, by reason of being or having been such a Trustee except with respect to any matter as to which such Trustee shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of such Trustee's duties. In the event of a settlement, no indemnification shall be provided unless there has been a determination that such Trustee did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (i) by the court or other body approving the settlement; (ii) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry). The rights accruing to any person under these provisions shall not exclude any other right to which such Trustee may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may authorize advance payments in connection with the indemnification under this
          Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that such Trustee is not entitled to such indemnification.

          The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
          Section 10.2."

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, and Bjurman, Barry & Associates (the "Adviser"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreements with the Adviser provide that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreements, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard, a violation of the standard of care established by and applicable to the Adviser in its actions under the Advisory Agreements or breach of its duty or of its obligations under the Advisory Agreements.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a) Bjurman, Barry & Associates is a registered investment adviser providing investment advisory services to the Registrant. The Adviser also provides investment advisory services to individual and institutional clients.

          (b) For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV for Bjurman, Barry & Associates (File #801-06776) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Item 27.  Principal Underwriters
--------  ----------------------

          (a) IFS Fund Distributors, Inc. also acts as underwriter for the following open-end investment companies: The Appleton Funds, Brundage, Story and Rose Investment Trust, The Caldwell & Orkin Funds, Inc., The Gannett, Welsh & Kotler Funds, The Lake Shore Family of Funds, The Westport Funds, and The James Advantage Funds.

          (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk, the address of the persons named below is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

                                        Position with              Position with
          Name                          Distributor                Registrant
                                        -----------                ----------

          William F. Ledwin             Director                     None

          Jill T. McGruder              Director                     None

          Scott A. Englehart            President                    None

          Maryellen Peretzky            Senior Vice                  None
                                        President/
                                        Chief Admin.
                                        Officer/Secretary

          Terrie A. Wiedenheft          Senior Vice                  None
                                        President/
                                        Chief Financial
                                        Officer/Treasurer

          Tina D. Hosking               Vice President,              Secretary
                                        Assoc. General
                                        Counsel

          Roy E. Rogers                 Vice President-              Assistant
                                        Client Relations             Treasurer

          Jeffery G. Rutowski           Vice President-              None
                                        Transfer Agent
                                        Services

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its principal office located at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 as well as at the office of the Adviser located at 10100 Santa Monica Boulevard, Los Angeles, California 90067.

Item 29.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

          Inapplicable

Item 30.  Undertakings
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b)under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, thereunto duly authorized, in the City of Los Angeles and State of California, on the 1st day of August, 2002.

          THE BJURMAN, BARRY FUNDS


          By: /s/ G. Andrew Bjurman
              ------------------------
              G. Andrew Bjurman
              Co-President and Trustee


          By: /s/ O. Thomas Barry, III
              ------------------------
              O. Thomas Barry, III
              Co-President and Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                       Date
---------                                  -----                       ----


-------------------------               Co-President              August 1, 2002
G. Andrew Bjurman                       and Trustee


-------------------------               Co-President              August 1, 2002
O. Thomas Barry, III                    and Trustee


-------------------------               Treasurer                 August 1, 2002
Lisa R. Oliverio


/s/ William Wallace                     Trustee          By: /s/ Tina D. Hosking
-------------------------                                    -------------------
William Wallace*                                             Tina D. Hosking
                                                             Attorney-in-Fact*
/s/ Donald W. Hudson, Jr.               Trustee              August 1, 2002
-------------------------
Donald W. Hudson, Jr.*


/s/ Joseph E. Maiolo                    Trustee
-------------------------
Joseph E. Maiolo*

                                INDEX TO EXHIBITS
                                -----------------

(a)  (i)   Trust Instrument*

     (ii) Certificate of Amendment of Certificate of Trust, dated February 11, 1997*

(b)        By-Laws*

(c)        Incorporated by reference to Trust Instrument and By-Laws

(d) (i) Investment Advisory Agreement, dated March 5, 1997, by and between The Bjurman, Barry Funds and Bjurman, Barry & Associates with respect to the Bjurman, Barry Micro-Cap Growth Fund*

     (ii) Amendment No. 1 to Investment Advisory Agreement, dated November 19, 1998, with respect to the Bjurman, Barry Micro-Cap Growth Fund*

     (iii) Investment Advisory Agreement, dated June 5, 2001, by and between The Bjurman, Barry Funds and Bjurman, Barry & Associates with respect to the Bjurman, Barry All Cap Growth Fund*

(e) Underwriting Agreement, dated October 29, 1999, by and between The Bjurman, Barry Funds and IFS Fund Distributors, Inc. (formerly CW Fund Distributors, Inc.)*

(f)        Inapplicable

(g) Custody Agreement, dated December 21, 1998, by and between The Bjurman, Barry Funds and U.S. Bank, N.A. (formerly Firstar Bank, N.A.)*

(h)  (i)   Administration Agreement, dated December 18, 1998, by and between The
           Bjurman, Barry Funds and Integrated Fund Services, Inc. (formerly Countrywide Fund Services, Inc.)*

     (ii) Accounting Services Agreement, dated December 18, 1998 by and between The Bjurman, Barry Funds and Integrated Fund Services, Inc. (formerly Countrywide Fund Services, Inc.)*

     (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, dated December 18, 1998, by and between The Bjurman, Barry Funds and Integrated Fund Services, Inc. (formerly Countrywide Fund Services, Inc.)*

(i)        Opinion and Consent of Counsel*

(j)        Consent of Deloitte & Touche LLP, Independent Public Accountants

(k)        Inapplicable

(l)        Inapplicable

(m) Distribution Plan, dated November 19, 1998, of The Bjurman, Barry Funds, as amended, by and among The Bjurman, Barry Funds, Bjurman, Barry & Associates and IFS Fund Distributors, Inc. (formerly CW Fund Distributors, Inc.)*

(n)        Inapplicable

(o)        Inapplicable

(p)  (i)   Code of Ethics of The Bjurman, Barry Funds*

     (ii)  Code of Ethics of Bjurman, Barry & Associates*

     (iii) Code of Ethics of IFS Fund Distributors, Inc.*
--------------------------------------------------------------------------------
*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.